Marketable securities and short-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Marketable Securities and Short term Investments

	December 31, 2021	December 31, 2020
Marketable securities	—	16,969
Short-term investments	177,191	—

Marketable securities and short-term investments	177,191	16,969

Summary of Marketable Securities

	2021	2020
At January 1	16,969	14,495
Additions	—	3,846
Redemption	(16,857)	(2,007)
Interest received	(324)	(481)
Fair value adjustments	212	1,116

At December 31	—	16,969

Summary of Short term Investments

	2021	2020
At January 1	—	—
Additions	177,816	—
Redemption	(1,053)	—
Gains (losses)	428	—

At December 31	177,191	—